Changes in Fair Value of Derivative Financial Instruments (Details) - Schedule of derivative financial instruments - Interest rate swaps [Member]	12 Months Ended
Dec. 31, 2018 USD ($)
Changes in Fair Value of Derivative Financial Instruments (Details) - Schedule of derivative financial instruments [Line Items]
Notional Amount	$ 83,855,305
Fair value asset
Fair value liability	$ 1,190,073